Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Opening total software development costs	$ 13,800,812	$ 11,076,240	$ 13,056,478	$ 10,559,601
Software development during the period	755,397	644,054	1,499,731	1,160,693
Closing total Software development costs	$ 14,556,209	$ 11,720,294	$ 14,556,209	$ 11,720,294